Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2005 Fund
December 31, 2021
AFF5-NPRT3-0322
1.811311.117
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 1/6/22 to 3/3/22 (Cost $49,996)	50,000	49,997

Domestic Equity Funds - 10.2%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	95,567	1,577,810
Fidelity Advisor Series Growth Opportunities Fund (b)	77,359	1,086,889
Fidelity Advisor Series Small Cap Fund (b)	49,747	721,333
Fidelity Series All-Sector Equity Fund (b)	57,197	680,644
Fidelity Series Commodity Strategy Fund (b)	745,839	3,050,482
Fidelity Series Large Cap Stock Fund (b)	132,125	2,509,055
Fidelity Series Large Cap Value Index Fund (b)	17,437	271,317
Fidelity Series Opportunistic Insights Fund (b)	70,701	1,466,337
Fidelity Series Small Cap Opportunities Fund (b)	59,630	889,681
Fidelity Series Stock Selector Large Cap Value Fund (b)	113,628	1,597,606
Fidelity Series Value Discovery Fund (b)	98,483	1,631,869
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,306,800)		15,483,023

International Equity Funds - 14.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	91,598	1,330,920
Fidelity Series Emerging Markets Fund (b)	93,504	982,729
Fidelity Series Emerging Markets Opportunities Fund (b)	425,138	8,936,400
Fidelity Series International Growth Fund (b)	178,881	3,420,201
Fidelity Series International Small Cap Fund (b)	49,478	1,058,336
Fidelity Series International Value Fund (b)	306,367	3,422,123
Fidelity Series Overseas Fund (b)	237,477	3,419,663
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,990,644)		22,570,372

Bond Funds - 59.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,382,218	13,891,292
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	190,065	1,925,359
Fidelity Series Emerging Markets Debt Fund (b)	88,015	798,297
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	28,274	266,906
Fidelity Series Floating Rate High Income Fund (b)	16,457	152,392
Fidelity Series High Income Fund (b)	100,466	958,448
Fidelity Series Inflation-Protected Bond Index Fund (b)	679,300	7,186,999
Fidelity Series International Credit Fund (b)	13,100	129,951
Fidelity Series International Developed Markets Bond Index Fund (b)	282,920	2,781,104
Fidelity Series Investment Grade Bond Fund (b)	4,943,958	57,448,794
Fidelity Series Long-Term Treasury Bond Index Fund (b)	528,766	4,505,088
Fidelity Series Real Estate Income Fund (b)	49,225	577,406
TOTAL BOND FUNDS (Cost $86,531,490)		90,622,036

Short-Term Funds - 15.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c)	79,134	79,150
Fidelity Series Government Money Market Fund 0.08% (b)(d)	18,397,317	18,397,317
Fidelity Series Short-Term Credit Fund (b)	491,001	4,919,831
TOTAL SHORT-TERM FUNDS (Cost $23,355,951)		23,396,298

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $137,234,881)	152,121,726
NET OTHER ASSETS (LIABILITIES) - 0.0%	8,391
NET ASSETS - 100.0%	152,130,117

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	101,141	110,347	132,338	35	-	-	79,150	0.0%
Total	101,141	110,347	132,338	35	-	-	79,150

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	1,878,960	537,350	892,954	287,956	198,450	(143,996)	1,577,810
Fidelity Advisor Series Growth Opportunities Fund	1,306,902	482,404	562,462	267,499	72,765	(212,720)	1,086,889
Fidelity Advisor Series Small Cap Fund	849,799	208,112	323,518	133,945	88,434	(101,494)	721,333
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	14,475,690	562,709	90,509	(740)	(20,949)	13,891,292
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	3,178,340	1,269,054	14,860	(8,733)	24,806	1,925,359
Fidelity Series All-Sector Equity Fund	803,031	160,200	313,275	99,806	50,174	(19,486)	680,644
Fidelity Series Canada Fund	1,017,716	458,172	291,298	29,105	18,620	127,710	1,330,920
Fidelity Series Commodity Strategy Fund	4,459,065	1,609,065	2,506,019	1,300,860	(132,246)	(379,383)	3,050,482
Fidelity Series Emerging Markets Debt Fund	864,462	98,607	164,414	28,828	(9,205)	8,847	798,297
Fidelity Series Emerging Markets Debt Local Currency Fund	281,687	50,814	50,012	10,394	(393)	(15,190)	266,906
Fidelity Series Emerging Markets Fund	1,217,255	245,336	385,401	31,674	42,646	(137,107)	982,729
Fidelity Series Emerging Markets Opportunities Fund	11,206,901	3,047,400	3,668,876	1,029,941	683,323	(2,332,348)	8,936,400
Fidelity Series Floating Rate High Income Fund	174,502	15,619	39,049	5,494	(2,070)	3,390	152,392
Fidelity Series Government Money Market Fund 0.08%	28,478,789	2,775,670	12,857,142	13,645	-	-	18,397,317
Fidelity Series High Income Fund	1,026,935	99,178	185,306	41,469	9,987	7,654	958,448
Fidelity Series Inflation-Protected Bond Index Fund	18,251,059	1,778,063	13,161,148	595,275	1,335,233	(1,016,208)	7,186,999
Fidelity Series International Credit Fund	127,451	3,289	-	3,288	-	(789)	129,951
Fidelity Series International Developed Markets Bond Index Fund	-	2,920,087	125,525	1,778	(835)	(12,623)	2,781,104
Fidelity Series International Growth Fund	2,851,868	1,319,060	932,097	270,781	73,741	107,629	3,420,201
Fidelity Series International Small Cap Fund	903,607	347,456	227,303	124,319	38,592	(4,016)	1,058,336
Fidelity Series International Value Fund	2,848,685	1,445,784	964,068	169,849	58,343	33,379	3,422,123
Fidelity Series Investment Grade Bond Fund	60,169,198	6,973,171	10,199,078	1,003,744	(15,307)	520,810	57,448,794
Fidelity Series Large Cap Stock Fund	2,932,570	505,073	1,032,583	242,469	197,606	(93,611)	2,509,055
Fidelity Series Large Cap Value Index Fund	316,487	36,260	101,157	16,342	21,795	(2,068)	271,317
Fidelity Series Long-Term Treasury Bond Index Fund	4,382,053	1,144,246	1,392,316	86,256	(69,097)	440,202	4,505,088
Fidelity Series Opportunistic Insights Fund	1,741,831	461,629	829,213	244,205	267,721	(175,631)	1,466,337
Fidelity Series Overseas Fund	2,856,670	1,157,755	1,012,288	100,645	86,273	331,253	3,419,663
Fidelity Series Real Estate Income Fund	618,163	56,024	134,105	21,060	11,155	26,169	577,406
Fidelity Series Short-Term Credit Fund	5,989,828	965,212	1,955,124	82,573	5,778	(85,863)	4,919,831
Fidelity Series Small Cap Opportunities Fund	1,048,760	343,876	378,911	237,707	114,257	(238,301)	889,681
Fidelity Series Stock Selector Large Cap Value Fund	1,857,092	384,120	652,955	214,522	117,240	(107,891)	1,597,606
Fidelity Series Value Discovery Fund	1,901,163	316,633	679,524	136,344	146,322	(52,725)	1,631,869
	162,362,489	47,599,695	57,848,884	6,937,142	3,399,829	(3,520,550)	151,992,579

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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